Item 1. Schedule of Investments


 T. Rowe Price Small-Cap Value Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS & WARRANTS  92.0%
 CONSUMER DISCRETIONARY  14.6%
 Auto Components  0.9%
 IMPCO Technologies *                                  535,000       2,622

 Keystone Automotive *                                 375,000       8,250

 R & B *+                                              450,000       9,837

 Shiloh Industries *                                   225,000       3,127

 Strattec Security *+                                  275,600       17,159

                                                                     40,995

 Hotels, Restaurants & Leisure  3.2%
 Applebee's                                            495,000       12,513

 Champps Entertainment *+                              400,000       3,552

 Champps Entertainment, Warrants, 12/15/07 **+         93,809        0

 Orient-Express, Class A                               920,300       15,038

 Rare Hospitality International *                      1,489,900     39,706

 Ruby Tuesday                                          1,275,000     35,534

 Steak 'N Shake *                                      1,035,000     17,678

 Volumes Services America                              1,000,000     14,700

                                                                     138,721

 Household Durables  2.0%
 Chromcraft Revington *+                               650,000       8,320

 CSS Industries +                                      926,300       28,660

 Skyline +                                             501,600       20,089

 Stanley Furniture +                                   380,000       16,720

 WCI Communities *                                     550,000       12,815

                                                                     86,604

 Leisure Equipment & Products  0.5%
 SCP Pool                                              900,000       24,066

                                                                     24,066

 Media  2.5%
 Courier +                                             630,000       26,258

 Fisher Communications *                               320,000       15,360

 Journal Register *                                    1,375,200     25,991

 Obie Media *+                                         447,200       3,032

 Regent Communications *                               358,236       2,028

 Saga Communications *                                 1,450,000     24,578

 Spanish Broadcasting, Class A *                       1,228,600     12,089

                                                                     109,336

 Multiline Retail  0.2%
 Fred's                                                400,000       7,184

                                                                     7,184

 Specialty Retail  4.5%
 Aaron Rents, Class A +                                520,100       10,339

 Aaron Rents, Class B +                                2,208,300     48,053

 Building Material Holding                             600,000       16,512

 Hancock Fabrics +                                     1,550,000     18,569

 Haverty Furniture +                                   1,000,000     17,540

 Hibbett Sporting Goods *                              1,005,750     20,608

 S & K Famous Brands *+                                300,300       4,706

 Stein Mart *                                          1,830,300     27,857

 TBC Corp. *+                                          1,460,000     32,616

                                                                     196,800

 Textiles, Apparel, & Luxury Goods  0.8%
 Culp *+                                               720,100       5,293

 Cutter & Buck +                                       1,000,000     11,000

 Madden Steven *+                                      1,000,000     17,650

 Unifi *                                               736,400       1,679

                                                                     35,622

 Total Consumer Discretionary                                        639,328

 CONSUMER STAPLES  1.2%
 Beverages  0.3%
 Chalone Wine Group *                                  310,000       3,261

 Coca-Cola Bottling                                    205,267       11,089

                                                                     14,350

 Food & Staples Retailing  0.3%
 Casey's General Stores                                424,700       7,895

 Nash Finch                                            21,400        673

 Wild Oats Markets *                                   825,900       7,136

                                                                     15,704

 Food Products  0.1%
 Monterey Pasta *+                                     835,000       2,806

                                                                     2,806

 Household Products  0.2%
 Oil-Dri +                                             478,800       7,292

                                                                     7,292

 Tobacco  0.3%
 Standard Commercial +                                 800,000       12,600

                                                                     12,600

 Total Consumer Staples                                              52,752

ENERGY  7.7%
 Energy Equipment & Services  3.4%
 Atwood Oceanics *                                     315,400       14,994

 Carbo Ceramics                                        200,000       14,428

 Compagnie Generale de Geophysique ADR *+              600,000       7,980

 Hydril *                                              325,000       13,959

 Lone Star Technologies *                              800,000       30,240

 TETRA Technologies *+                                 1,350,000     41,917

 Todco, Class A *                                      950,000       16,483

 W-H Energy Services *                                 431,700       8,958

                                                                     148,959

 Oil & Gas  4.3%
 Encore Acquisition *                                  1,150,000     39,675

 Forest Oil *                                          975,000       29,367

 Magnum Hunter Resources *                             1,008,000     11,632

 Penn Virginia                                         840,000       33,256

 Ultra Petroleum *                                     710,000       34,825

 Whiting Petroleum *+                                  1,200,000     36,480

                                                                     185,235

 Total Energy                                                        334,194

 FINANCIALS  21.0%
 Capital Markets  1.3%
 Allied Capital                                        980,000       23,902

 American Capital Strategies                           474,900       14,883

 Capital Southwest                                     94,500        7,182

 Gladstone Capital                                     100,000       2,271

 JMP Holdings, 144A *+++                                233,333       3,500

 LaBranche & Co. *                                     500,000       4,225

 Sanders Morris Harris Group                           177,100       2,136

                                                                     58,099

 Commercial Banks  6.7%
 Boston Private Financial                              400,000       9,984

 CoBiz                                                 611,600       10,110

 East West Bancorp                                     1,800,000     60,462

 First Republic Bank +                                 819,400       37,692

 Glacier Bancorp                                       810,000       23,620

 Sandy Spring Bancorp                                  152,000       4,970

 Silicon Valley Bancshares *                           738,000       27,432

 Southwest Bancorp                                     600,000       12,084

 Texas Regional Bancshares, Class A                    1,500,000     46,635

 UCBH Holdings                                         940,000       36,726

 Wintrust Financial                                    400,000       22,912

                                                                     292,627

 Insurance  5.2%
 Brown & Brown                                         611,900       27,964

 Hub International                                     712,900       12,889

 Markel *                                              118,000       36,391

 MaxRe Capital                                         975,000       19,500

 Midland                                               800,000       21,880

 Ohio Casualty *                                       500,000       10,465

 ProAssurance *+                                       1,540,000     53,931

 Procentury +                                          900,000       8,955

 Scottish Annuity & Life                               550,000       11,644

 Triad Guaranty *                                      412,300       22,874

                                                                     226,493

 Real Estate  7.6%
 Bedford Property Investors, REIT +                    1,000,000     30,340

 EastGroup Properties, REIT                            325,000       10,790

 First Potomac Realty Trust, REIT                      236,000       4,876

 Gables Residential Trust, REIT                        1,000,000     34,150

 Glenborough Realty Trust, REIT                        775,000       16,097

 Innkeepers USA, REIT +                                2,000,000     24,880

 Kilroy Realty, REIT                                   1,300,000     49,439

 Kite Realty Group Trust, REIT                         380,000       4,997

 LaSalle Hotel Properties, REIT                        925,000       25,530

 National Health Realty, REIT +                        700,000       13,335

 Strategic Hotel Capital, REIT                         1,325,000     17,914

 Sun Communities, REIT +                               1,025,000     40,169

 Trammell Crow *                                       1,500,000     23,580

 Washington SBI, REIT                                  1,100,000     33,330

                                                                     329,427

 Thrifts & Mortgage Finance  0.2%
 Net Bank                                              1,033,939     10,350

                                                                     10,350

 Total Financials                                                    916,996

 HEALTH CARE  5.2%
 Biotechnology  1.7%
 deCODE GENETICS *                                     710,000       5,346

 Diversa *                                             1,406,100     11,741

 Exelixis *                                            2,012,500     16,221

 Inhibitex *+                                          1,000,000     6,350

 Lexicon Genetics *                                    375,000       2,471

 Myriad Genetics *                                     600,000       10,260

 NPS Pharmaceuticals *                                 325,000       7,079

 Progenics Pharmaceuticals *                           299,800       4,392

 Sequenom *                                            500,000       475


 Strategic Diagnostics *+                              1,000,000     2,140

 Transkaryotic Therapies *                             450,000       7,978

                                                                     74,453

 Health Care Equipment & Supplies  1.8%
 Analogic                                              298,000       12,424

 Arrow International                                   906,600       27,107

 Atrion +                                              168,000       7,980

 Matthews International, Class A                       141,800       4,804

 Quidel *+                                             2,050,000     9,286

 Regeneration Technologies *                           625,000       5,013

 Sonic Innovations *                                   1,000,000     4,560

 Tripath Imaging *                                     700,000       5,726

 West Pharmaceutical Services                          86,600        1,806

                                                                     78,706

 Health Care Providers & Services  1.2%
 Capital Senior Living *+                              1,561,500     7,495

 National Healthcare                                   150,000       4,275

 Owens & Minor                                         1,370,000     34,798

 Radiologix *                                          650,000       2,308

 SRI Surgical Express *+                               410,000       2,640

                                                                     51,516

 Pharmaceuticals  0.5%
 Bone Care International *                             833,000       20,242

                                                                     20,242

 Total Health Care                                                   224,917

 INDUSTRIALS & BUSINESS SERVICES  20.1%
 Aerospace & Defense  0.3%
 EDO                                                   300,000       8,325

 TransTechnology *+                                    450,800       3,818

                                                                     12,143

 Air Freight & Logistics  1.0%
 Hub Group, Class A *                                  350,000       13,038

 UTi Worldwide                                         500,000       29,405

                                                                     42,443

 Airlines  0.2%
 Frontier Airlines *                                   1,350,000     10,368

 Midwest Express Holdings *                            200,000       590

                                                                     10,958

 Building Products  0.9%
 Ameron International +                                503,800       16,575

 ElkCorp                                               500,000       13,880

 Quixote                                               375,000       7,230

 Universal Forest Products                             66,000        2,257

                                                                     39,942

 Commercial Services & Supplies  4.1%
 Casella Waste Systems, Class A *+                     1,600,000     18,944

 Central Parking                                       575,000       7,602

 Electro Rent +                                        2,000,000     22,080

 FTI Consulting *                                      1,480,000     27,972

 G & K Services, Class A                               567,400       22,548

 Integrated Water Resources *                          200,000       36

 Ionics *                                              628,800       16,978

 McGrath RentCorp +                                    775,000       28,326

 RemedyTemp, Class A *+                                611,500       6,384

 Tetra Tech *+                                         1,000,000     12,670

 Waste Connections *                                   450,000       14,256

                                                                     177,796

 Construction & Engineering  0.7%
 Insituform Technologies, Class A *+                   1,600,000     29,872

                                                                     29,872

 Electrical Equipment  2.6%
 C&D Technologies +                                    1,282,200     24,387

 Franklin Electric                                     813,600       32,219

 Genlyte Group *                                       301,800       19,433

 LSI Industries                                        500,000       5,220

 Penn Engineering & Manufacturing +                    800,000       14,896

 Penn Engineering & Manufacturing, Class A +           315,000       4,867

 Woodward Governor                                     198,700       13,410

                                                                     114,432

 Industrial Conglomerates  1.1%
 Raven Industries +                                    1,050,600     46,699

                                                                     46,699

 Machinery  3.7%
 3-D Systems *+                                        1,050,000     12,600

 Badger Meter                                          161,200       7,359

 JLG Industries +                                      2,325,000     39,060

 Joy Global                                            190,000       6,532

 K-Tron *+                                             256,323       5,670

 Lydall *+                                             1,275,000     11,858

 Nordson                                               550,000       18,882

 Oshkosh Truck                                         390,000       22,253

 Repower Systems (EUR) +                               300,000       5,189

 Thomas Industries +                                   1,000,000     31,400

                                                                     160,803

 Marine  1.6%
 International Shipholding *+                          850,062       12,113

 Kirby Corporation *                                   527,800       21,191

 Overseas Shipholding Group                            720,000       35,741

                                                                     69,045

 Road & Rail  3.5%
 Dollar Thrifty Auto Group *                           1,050,000     25,547

 Genesee & Wyoming, Class A *                          783,700       19,843

 Landstar Systems *                                    1,414,200     82,985

 Overnite                                              240,000       7,543

 Transport Corp of America *+                          475,000       3,734

 Vitran, Class A *+                                    800,000       11,896

                                                                     151,548

 Trading Companies & Distributors  0.4%
 Aceto +                                               925,000       13,320

 Valley National Gases +                               745,400       6,969

                                                                     20,289

 Total Industrials & Business Services                               875,970

 INFORMATION TECHNOLOGY  9.6%
 Communications Equipment  1.5%
 Belden CDT +                                          1,412,500     30,792

 Comarco *+                                            616,800       3,849

 Ixia *                                                1,725,000     16,767

 Netsolve *+                                           677,500       7,337

 Packeteer *                                           850,000       9,189

                                                                     67,934

 Computers & Peripherals  0.8%
 Alphasmart *+                                         1,000,000     3,580

 Applied Films *                                       302,900       5,455

 SBS Technologies *                                    700,000       8,540

 Synaptics *                                           850,000       17,136

                                                                     34,711

 Electronic Equipment & Instruments  2.3%
 FLIR Systems *                                        465,000       27,202

 GTSI *+                                               800,000       7,032

 Landauer +                                            550,000       25,811

 Littelfuse *                                          375,300       12,959

 Merix *                                               700,000       7,252

 Methode Electronics                                   650,000       8,314

 Planar Systems *                                      650,000       7,287

 Richardson Electronics +                              728,000       6,996

                                                                     102,853

 Internet Software & Services  0.9%
 MatrixOne *                                           1,450,000     7,337

 Netegrity *                                           800,000       6,008

 Websense *                                            590,000       24,586

                                                                     37,931

 IT Services  1.1%
 Keane *                                               1,000,000     15,360

 MPS Group *                                           1,865,500     15,689

 Startek                                               481,200       15,090

                                                                     46,139

 Semiconductor & Semiconductor Equipment  1.7%
 Advanced Power Technology *+                          793,400       6,752

 ATMI *                                                450,000       9,216

 California Micro Devices *+                           1,250,000     9,663

 California Micro Devices, Warrants, 11/22/05 *+++*     37,500       126

 Entegris *                                            750,000       6,255

 Exar *                                                650,000       9,204

 Helix Technology                                      1,000,000     13,595

 Intevac *                                             650,694       4,086

 Lattice Semiconductor *                               500,000       2,455

 Mykrolis *                                            1,393,400     14,032

                                                                     75,384

 Software  1.3%
 Agile Software *                                      800,000       6,344

 Callidus Software *                                   100,000       409

 Catapult Communications *                             540,000       10,173

 Magma Design Automation *                             100,000       1,508

 Moldflow *+                                           555,300       6,664

 NetIQ *                                               350,000       3,745

 Progress Software *                                   800,000       15,920

 ScanSoft *                                            900,000       3,672

 SPSS *                                                575,000       7,665

                                                                     56,100

 Total Information Technology                                        421,052

 MATERIALS  8.7%
 Chemicals  2.3%
 Airgas                                                310,000       7,462

 American Vanguard +                                   630,000       22,516

 Arch Chemicals                                        450,000       12,848

 Hawkins Chemical                                      254,335       3,039

 Lesco *+                                              455,000       6,024

 MacDermid                                             435,100       12,600

 Material Sciences *                                   610,000       8,229

 Minerals Technologies                                 25,000        1,472

 Penford +                                             825,000       14,363

 Symyx Technologies *                                  481,000       11,328

                                                                     99,881

 Construction Materials  0.7%
 Florida Rock Industries                               644,850       31,591

                                                                     31,591

 Containers & Packaging  0.6%
 Chesapeake Corp                                       553,300       13,290

 Constar International *                               456,300       2,259

 Myers Industries                                      520,000       5,694

 Peak International *+                                 1,200,000     6,240

                                                                     27,483

 Metals & Mining  3.2%
 Carpenter Technology                                  925,000       44,160

 Centerra Gold, 144A (CAD) *+                          1,100,000     16,301

 Cleveland-Cliffs *                                    235,000       19,004

 Gibraltar Steel                                       900,000       32,544

 Meridian Gold *                                       700,000       11,704

 Norddeutsche Affinerie (EUR) *                        500,000       8,071

 Stillwater Mining *                                   131,800       2,043

 Synalloy *+                                           400,000       4,000

                                                                     137,827

 Paper & Forest Products  1.9%
 Buckeye Technologies *                                886,900       9,889

 Deltic Timber +                                       675,000       26,858

 Potlatch                                              660,000       30,894

 Wausau-Mosinee Paper                                  875,000       14,569

                                                                     82,210

 Total Materials                                                     378,992

 TELECOMMUNICATION SERVICES  0.3%
 Diversified Telecommunication Services  0.2%
 Commonwealth Telephone Enterprises *                  60,000        2,613

 Hickory Technology                                    356,500       4,136

                                                                     6,749

 Wireless Telecommunication Services  0.1%
 Wireless Facilities *                                 900,000       6,273

                                                                     6,273

 Total Telecommunication Services                                    13,022

 TRUSTS & MUTUAL FUNDS  1.2%
 Trusts & Mutual Funds  1.2%
 Central Fund Canada, Class A *                        750,000       4,312

 First Financial Fund                                  650,000       13,247

 iShares Russell 2000 Value                            200,000       34,338

 Total Trusts & Mutual Funds                                         51,897

 UTILITIES  2.4%
 Electric Utilities  1.8%
 Black Hills                                           1,100,000     30,558

 Cleco                                                 1,000,000     17,240

 El Paso Electric *                                    1,000,000     16,070

 Otter Tail                                            570,000       14,535

                                                                     78,403

 Multi-Utilities & Unregulated Power  0.3%
 Vectren                                               520,000       13,094

                                                                     13,094

 Water Utilities  0.3%
 Southwest Water +                                     1,150,000     14,087

 Western Water *+                                      664,500       27

                                                                     14,114

 Total Utilities                                                     105,611

 Total Common Stocks (Cost  $2,494,265)                              4,014,731

 PREFERRED STOCKS  0.1%
 Spanish Broadcasting, 10.75% *                        2,155         2,360

 Total Preferred Stocks (Cost  $2,157)                               2,360

 CONVERTIBLE PREFERRED STOCKS  0.1%
 3-D Systems *+++*                                      263,482      3,130

 Western Water *+*                                     2,259         6

 Total Convertible Preferred Stocks (Cost  $3,581)                   3,136

 CONVERTIBLE BONDS  0.3%
 3-D Systems, 6.00%, 11/30/13 +++*                      4,600,000    5,173

 Champps Entertainment, 5.50%, 12/15/07 +              4,000,000     4,215

 Richardson Electronics, 7.25%, 12/15/06 +             4,675,000     3,915

 Total Convertible Bonds (Cost  $12,806)                             13,303

 CORPORATE BONDS  0.2%
 Black Hills, 6.50%, 5/15/13                           7,000,000     7,222

 Unifi, 144A, 6.50%, 2/1/08                            4,000,000     3,000

 Total Corporate Bonds (Cost  $10,397)                               10,222

 SHORT-TERM INVESTMENTS  7.3%
 Money Market Fund  7.2%
 T. Rowe Price Reserve Investment Fund, 1.68% #+       314,627,747   314,628

 U.S. Treasury Obligations 0.1%
 U.S. Treasury Bills, 1.59%, 11/12/04 ++               4,130,000     4,123

 Total Short-Term Investments (Cost  $318,750)                       318,751

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       350

 Total Futures Contracts                                             350

 Total Investments in Securities
 100.0% of Net Assets (Cost                                          4,362,853
$2,841,956)
$


 (1) Denominated in U.S. dollars unless otherwise noted # Seven-day yield * Non-income producing ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2004.
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $22,801 and represents 0.5% of net assets
 ADR  American Depository Receipts
 CAD  Canadian dollar
 EUR  Euro
 REIT Real Estate Investment Trust


 (2) Open Futures Contracts at
September 30, 2004 were as follows:
 ($ 000s)
                                                Contract   Unrealized
                                    Expiration  Value      Gain
                                                           (Loss)
 Long, 280 Russell 2000 contracts,
 $3,920 par of 1.59% U.S. Treasury
 Bills pledged as initial margin          12/04       80,360      874

 Net payments (receipts) of
 variation margin to date                                        (524)

 Variation margin receivable
(payable) on open futures contracts                               350


 +Affiliated Companies
 ($000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities.

                      Purchase  Sales Realized      Investment      Value
 Affiliate              Cost    Cost  Gain/(Loss)   Income    9/30/04   12/31/03
 3D Systems             208     -     -             -         12,600     10,475

 3D Systems, Conv. Bond -       -     -             208       5,173      4,869

 3D Systems, Pfd. Conv. -       -     -             63        3,130      2,407

 Aaron Rents, Class A   120     -     -             14        10,339     6,310

 Aaron Rents, Class B   -       -     -             58        48,053     29,635

 Aceto                  2,609   -     -             86        13,320     12,770

 Advanced Power
  Technology            194     -     -             -         6,752      7,344

 Alphasmart             6,008   -     -             -         3,580      **

 American Vanguard      -       -     -             86        22,516     16,771

 Ameron International   -       -     -             302       16,575     17,477

 Applied Extrusion
  Technologies          -       9,522 (8,250)       -         -          2,473

 Atrion                 -       -     -             64        7,980      7,434

 Bedford Property       -       -     -             1,530     30,340     28,630
Investors
 Belden CDT *           117     -     -             -         30,792     25,292

 BHA Group Holdings     -       6,230 16,543        -         -          15,123

 Bone Care International-       16    7             -         -          10,629

 Building Material      -       1,949 602           120       -          11,648
Holding
 C&D Technologies       2,103   -     -             50        24,387     **

 California Micro       1,702   565   658           -         9,663      9,586
Devices
 California Micro
Devices
  Warrants              -       -     -             -         126        179

 Capital Senior Living  1,849   -     -             -         7,495      7,095

 Casella Waste Systems
  Class A               1,235   -     -             -         18,944     20,453

 Centerra Gold          12,546  -     -             -         16,301     **

 Champps Entertainment  -       -     -             -         3,552      2,984

 Champps Entertainment
  Conv. Bond            -       -     -             165       4,215      3,905

 Champps Entertainment
  Warrants              -       -     -             -         -          -
 Chromcraft Revington   -       2,931 555           -         8,320      10,175

 CNet                   -       8,008 2,135         624       -          9,913

 Comarco                316     -     -             -         3,849      6,317

 Compagnie Generale
  de Geophysique        895     -     -             -         7,980      **

 CompX International    -       7,657 (3,714)       -         -          2,667

 Courier               -         -         -        165       26,258     24,237

 CSS Industries        -         -         -        259       28,660     28,725

 Culp                  -         -         -        -         5,293      7,849

 Cutter & Buck         -         -         -        170       11,000     9,380

 Deltic Timber         -         -         -        127       26,858     20,520

 Electro Rent          78        -         -        7,968     22,080     26,572

 First Republic Bank   -         -         -        307       37,692     29,334

 GTSI                  6,348     -         -        -         7,032      **

 Hancock Fabrics       474       -         -        555       18,569     21,986

 Haverty Furniture     2,948     -         -        178       17,540     **

 Inhibitex             7,000     -         -        -         6,350      **

 Innkeepers USA        -         -         -        240       24,880     16,740

 Insituform            607       -         -        -         29,872     25,753
Technologies
 International         2,233     -         -        -         12,113     10,251
Shipholding
 JLG Industries        23,944    -         -        33        39,060     **

 JMP Holdings          3,500     -         -        -         3,500      **

 K-Tron                -         -         -        -         5,670      4,724

 Landauer              -         45        11       881       25,811     22,482

 Lesco                 333       -         -        -         6,024      **

 Lydall                295       -         -        -         11,858     12,703

 Madden Steven         957       -         -        -         17,650     19,380

 McGrath RentCorp      672       -         -        484       28,326     20,527

 Moldflow              589       -         -        -         6,664      5,675

 Monterey Pasta        -         -         -        -         2,806      3,114

 National Health Realty768       -         -        688       13,335     12,915

 Netsolve              18        -         -        -         7,337      5,468

 Obie Media            8         -         -        -         3,032      1,165

 Oil-Dri               130       -         -        141       7,292      7,478

 Peak International    339       -         -        -         6,240      6,440

 Penford               -         -         -        149       14,363     11,327

 Penn Engineering
  & Manufacturing      1,520     -         -        157       14,896     13,466

 Penn Engineering
  & Manufacturing,     -         -         -        63        4,867      5,402
Class A
 ProAssurance          -         84        4        -         53,931     49,595

 Procentury            9,325     -         -        18        8,955      **

 Quidel                1,846     281       324      -         9,286      18,386

 R & B                 980       -         -        -         9,837      **

 Raven Industries      184       -         -        1,655     46,699     30,842

 RemedyTemp            15        -         -        -         6,384      6,655

 Repower Systems       2,105     -         -        218       5,189      **

 Richardson Electronics-         -         -        87        6,996      8,947

 Richardson Electronics
  Conv. Bond           -         -         -        387       3,915      4,301

 S & K Famous Brands   -         -         -        -         4,706      5,180

 Skyline               -        -       -          271        20,089     17,491

 Sonic Innovations     -        72      52         -          -          6,521

 Southwest Water       -        94      22         234        14,087     13,938

 SRI Surgical Express  -        -       -          -          2,640      2,554

 Standard Commercial   1,923    -       -          207        12,600     14,049

 Stanley Furniture     -        -       -          114        16,720     11,970

 Strategic Diagnostics -        -       -          -          2,140      4,730

 Strattec Security     162      -       -          -          17,159     16,634

 Sun Communities       807      -       -          1,863      40,169     38,882

 Synalloy              15       -       -          -          4,000      2,753

 TBC Corp.             2,369    -       -          -          32,616     34,843

 Tetra Tech            -        -       -          -          12,670     **

 TETRA Technologies    3,637    -       -          -          41,917     29,202

 Thomas Industries     1,443    -       -          278        31,400     33,121

 Transport Corp of     -        -       -          -          3,734      3,444
America
 TransTechnology       -        -       -          -          3,818      2,998

 Valley National Gases 348      -       -          67         6,969      4,919

 Vitran                10,917   -       -          -          11,896     **

 Waterlink             -        8,729   (8,726)    -          -          22

 Western Water         -        -       -          -          27         66

 Western Water
   Pfd. Conv.          -        -       -          -          6          13

 Whiting Petroleum     9,501    -       -          -          36,480     **

 T. Rowe Price Reserve
  Investment Fund      ***      ***     ***        2,729    314,628    259,126

 Totals                                 223        24,063  1,590,573 1,277,356


 *  At December 31, 2003, the issuer's name was Cable Design Technologies.
 ** The issuer was not considered an affiliated company at December 31, 2003. ***Realized gain/(loss) and purchase and sale information not shown for cash management funds.


 ++Restricted Securities
 ($000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $11,929 and represents 0.3% of net assets.

 Description                                    Acquisition     Acquisition
                                                   Date            Cost
 California Micro Devices, Warrants             11/22/02           -
 3-D Systems, Conv. Bond                        11/25/03           4,600
 3-D Systems, Conv. Pfd Stock                   5/8/03             1,581
 Totals                                                            6,181

 The fund has registration rights for certain restricted securities held as of September 30, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Small-Cap Value Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in theover-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or currency values.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $2,841,956,000. Net unrealized gain aggregated $1,521,421,000 at period-end, of which $1,610,609,000 related to appreciated investments and $89,188,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004